Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

The following table summarizes the Company’s property and equipment (in thousands):

	September 30,	December 31,
	2022	2021
Furniture and office equipment	$2,685	$1,432
Vehicle	1,488	900
Leasehold improvements	5,275	581
Machinery and equipment	2,747	825
Total property and equipment	12,195	3,738
Less: accumulated depreciation	(2,025)	(833)
Property and equipment, net	$10,170	$2,905

The following table summarizes the Company’s property and equipment (in thousands):

	December 31,	December 31,
	2021	2020
Furniture and office equipment	$1,432	$315
Vehicles	900	229
Leasehold improvements	581	246
Shop equipment	825	—
Total property and equipment	3,738	790
Less: accumulated depreciation	(833)	(460)
Property and equipment, net	$2,905	$330

Fintech Village
Land	$—	$2,750

Retirement asset costs - environmental remediation	—	4,500

Fintech Village	$—	$7,250

Schedule of asset retirement obligation

The following table summarizes the activity in the asset retirement obligation for the year ended December 31, 2021, and 2020 (in thousands):

	January 1,	Liabilities	Remediation	Accretion		December 31,
	2021	Incurred	Performed	Expense	Derecognition	2021
Asset retirement obligation	$4,653	$—	$—	$—	$(4,653)	$—

	January 1,	Liabilities	Remediation	Accretion		December 31,
	2020	Incurred	Performed	Expense	Derecognition	2020
Asset retirement obligation	$5,094	$—	$(441)	$—	$—	$4,653